Document and Entity Information	Oct. 27, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity File Number	0-16759
Entity Registrant Name	FIRST FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1546989
Entity Address State Or Province	IN
Entity Address, Address Line One	One First Financial Plaza
Entity Address, City or Town	Terre Haute
Entity Address, Postal Zip Code	47807
City Area Code	812
Local Phone Number	238-6000
Title of 12(b) Security	Common Stock, par value $0.125 per share
Trading Symbol	THFF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000714562
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false